Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments [Abstract]
Disclosure of carrying amount categories of financial instruments [Text Block]
The carrying amounts of each financial instrument category are detailed as follows:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	421,051	-	9,838,420	-
Marketable securities and investments in other companies	11,956,585	-	14,013,076	-
Derivatives designates as hedges	33,280,356	37,054,245	-	31,252,095
Total other financial assets	45,657,992	37,054,245	23,851,496	31,252,095
Accounts receivable - trade and other receivable (net)	445,263,536	3,941,760	372,995,729	3,801,244
Accounts receivable from related parties	6,204,099	42,506	5,307,264	104,197
Total accounts receivables	451,467,635	3,984,266	378,302,993	3,905,441
Sub-Total financial assets	497,125,627	41,038,511	402,154,489	35,157,536
Cash and cash equivalents	597,081,675	-	265,568,125	-
Total financial assets	1,094,207,302	41,038,511	667,722,614	35,157,536
Bank borrowings	134,737,116	84,839,970	76,169,204	114,492,596
Bonds payable	30,871,086	1,081,682,928	8,087,630	339,740,414
Deposits for return of bottles and containers	11,912,090	-	11,980,948	-
Total financial liabilities measured at amortized cost	177,520,292	1,166,522,898	96,237,782	454,233,010
Derivatives not designated as hedges	3,753,264	-	411,954	-
Derivatives designated as hedges	4,605,695	9,183,801	4,776,623	4,036,833
Total financial derivative liabilities	8,358,959	9,183,801	5,188,577	4,036,833
Total other financial liabilities (*)	185,879,251	1,175,706,699	101,426,359	458,269,843
Lease Liabilities	9,120,616	31,306,552	6,152,361	29,009,023
Total lease liabilities (**)	9,120,616	31,306,552	6,152,361	29,009,023
Account payable- trade and other payable	491,315,277	20,945	515,522,729	29,457
Accounts payable to related parties	34,282,408	-	26,208,319	-
Total commercial obligations and other accounts payable	525,597,685	20,945	541,731,048	29,457
Total financial liabilities	720,597,552	1,207,034,196	649,309,768	487,308,323

(*) See
Note 21 - Other financial liabilities
.
(**) See
Note 22 - Lease liabilities
.

Disclosure of financial assets and liabilities at fair value category [Text Block]
a)	Financial assets and liabilities are detailed as follows:

	As of December 31, 2022		As of December 31, 2021
	Book Value	Fair Value	Book Value	Fair Value
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	421,051	421,051	9,838,420	9,838,420
Marketable securities and investments in other companies	11,956,585	11,956,585	14,013,076	14,013,076
Derivatives designated as hedges	70,334,601	70,334,601	31,252,095	31,252,095
Total other financial assets	82,712,237	82,712,237	55,103,591	55,103,591
Accounts receivable - trade and other receivable (net)	449,205,296	449,205,296	376,796,973	376,796,973
Accounts receivable from related parties	6,246,605	6,246,605	5,411,461	5,411,461
Total accounts receivables	455,451,901	455,451,901	382,208,434	382,208,434
Sub-Total financial assets	538,164,138	538,164,138	437,312,025	437,312,025
Cash and cash equivalents	597,081,675	597,081,675	265,568,125	265,568,125
Total financial assets	1,135,245,813	1,135,245,813	702,880,150	702,880,150
Bank borrowings	219,577,086	222,603,740	190,661,800	193,844,871
Bonds payable	1,112,554,014	1,012,325,805	347,828,044	328,366,713
Deposits for return of bottles and containers	11,912,090	11,912,090	11,980,948	11,980,948
Total financial liabilities measured at amortized cost	1,344,043,190	1,246,841,635	550,470,792	534,192,532
Derivatives not designated as hedges	3,753,264	3,753,264	411,954	411,954
Derivatives designated as hedges	13,789,496	13,789,496	8,813,456	8,813,456
Total financial derivative liabilities	17,542,760	17,542,760	9,225,410	9,225,410
Total other financial liabilities (*)	1,361,585,950	1,264,384,395	559,696,202	543,417,942
Lease Liabilities	40,427,168	40,427,168	35,161,384	35,161,384
Total lease liabilities (**)	40,427,168	40,427,168	35,161,384	35,161,384
Account payable- trade and other payable	491,336,222	491,336,222	515,552,186	515,552,186
Accounts payable to related parties	34,282,408	34,282,408	26,208,319	26,208,319
Total commercial obligations and other accounts payable	525,618,630	525,618,630	541,760,505	541,760,505
Total financial liabilities	1,927,631,748	1,830,430,193	1,136,618,091	1,120,339,831

(*) See
Note 21 - Other financial liabilities
.
(**) See
Note 22 - Lease liabilities
.

Disclosure of financial instruments categories [Text Block]
b)	Financial instruments by category:
As of December 31, 2022	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	421,051	-	-	421,051
Marketable securities and investments in other companies	11,956,585	-	-	11,956,585
Derivatives designated as hedges	-	-	70,334,601	70,334,601
Total other financial assets	12,377,636	-	70,334,601	82,712,237
Cash and cash equivalents	-	597,081,675	-	597,081,675
Trade and other receivable (net)	-	449,205,296	-	449,205,296
Accounts receivable from related parties	-	6,246,605	-	6,246,605
Total financial assets	12,377,636	1,052,533,576	70,334,601	1,135,245,813

As of December 31, 2022	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	219,577,086	219,577,086
Bonds payable	-	-	1,112,554,014	1,112,554,014
Deposits for return of bottles and containers	-	-	11,912,090	11,912,090
Derivatives not designated as hedges	3,753,264	-	-	3,753,264
Derivatives designated as hedges	-	13,789,496	-	13,789,496
Total Other financial liabilities	3,753,264	13,789,496	1,344,043,190	1,361,585,950
Leases liabilities	-	-	40,427,168	40,427,168
Account payable- trade and other payable	-	-	491,336,222	491,336,222
Accounts payable to related parties	-	-	34,282,408	34,282,408
Total financial liabilities	3,753,264	13,789,496	1,910,088,988	1,927,631,748

As of December 31, 2021	Fair value with changes in income	Financial assets measured at amortized cost	Hedge derivatives	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets
Derivative financial instruments	9,838,420	-	-	9,838,420
Marketable securities and investments in other companies	14,013,076	-	-	14,013,076
Derivatives designated as hedges	-	-	31,252,095	31,252,095
Total other financial assets	23,851,496	-	31,252,095	55,103,591
Cash and cash equivalents	-	265,568,125	-	265,568,125
Trade and other receivable (net)	-	376,796,973	-	376,796,973
Accounts receivable from related parties	-	5,411,461	-	5,411,461
Total financial assets	23,851,496	647,776,559	31,252,095	702,880,150

As of December 31, 2021	Fair value with changes in income	Hedge derivatives	Financial liabilities measured at amortized cost	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Financial liabilities
Bank borrowings	-	-	190,661,800	190,661,800
Bonds payable	-	-	347,828,044	347,828,044
Deposits for return of bottles and containers	-	-	11,980,948	11,980,948
Derivatives not designated as hedges	411,954	-	-	411,954
Derivatives designated as hedges	-	8,813,456	-	8,813,456
Total Other financial liabilities	411,954	8,813,456	550,470,792	559,696,202
Leases liabilities	-	-	35,161,384	35,161,384
Account payable- trade and other payable	-	-	515,552,186	515,552,186
Accounts payable to related parties	-	-	26,208,319	26,208,319
Total financial liabilities	411,954	8,813,456	1,127,392,681	1,136,618,091

Disclosure of derivatives instruments [Text Block]
The detail of maturities, number of derivative agreements, contracted nominal amounts, fair values and the classification of such derivative instruments by type of agreement at the closing of each year, are detailed as follows:

	As of December 31, 2022				As of December 31, 2021
	Number of agreements	Nominal amounts thousand	Assets	Liabilities	Number of agreements	Nominal amounts thousand	Assets	Liabilities
			ThCh$	ThCh$			ThCh$	ThCh$
Cross currency swaps UF/CLP	5	11,455	69,024,803	13,389,059	3	8,000	31,252,095	4,330,917
Less than a year			33,280,356	4,205,258			-	4,330,917
Between 1 and 5 years			18,986,487	9,183,801			31,252,095	-
More than 5 years			16,757,960	-			-	-
Cross currency interest rate swaps UF/EURO	1	296	1,243,303	45,392	1	296	-	1,153,698
Less than a year			-	45,392			-	65,288
Between 1 and 5 years			1,243,303	-			-	1,088,410
Cross currency interest rate swaps UF/USD	1	479	66,495	355,045	1	479	-	3,328,841
Less than a year			-	355,045			-	380,418
Between 1 and 5 years			66,495	-			-	2,948,423
Subtotal hedging derivatives	7		70,334,601	13,789,496	5		31,252,095	8,813,456
Forwards USD	27	154,156	293,023	3,699,120	19	132,333	8,231,588	268,328
Less than a year			293,023	3,699,120			8,231,588	268,328
Forwards Euro	6	12,860	13,999	52,421	3	36,187	1,413,219	53,421
Less than a year			13,999	52,421			1,413,219	53,421
Forwards CAD	2	1,870	90,550	-	1	1,780	-	67,330
Less than a year			90,550	-			-	67,330
Forwards GBP	3	774	23,479	1,723	2	740	-	19,685
Less than a year			23,479	1,723			-	19,685
Forwards CHF	-	-	-	-	2	3,181	193,613	3,190
Less than a year			-	-			193,613	3,190
Subtotal derivatives with effects on income	38		421,051	3,753,264	27		9,838,420	411,954
Total instruments	45		70,755,652	17,542,760	32		41,090,515	9,225,410

Disclosure of cash flow hedges related to loans from Banco de Chile and Banco Scotiabank [Text Block]
As of December 31, 2022
Entity	Nature of risks covered	Assets		Liabilities		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow interest rate on bonds	UF	82,322,384	CLP	80,933,348	1,389,036	03-15-2032
Banco Santander - Chile	Flow interest rate on bonds	UF	105,013,688	CLP	85,070,350	19,943,338	08-10-2023
Banco Santander - Chile	Flow interest rate on bonds	UF	100,564,068	CLP	81,917,436	18,646,632	06-01-2023
Scotiabank Chile	Flow interest rate on bonds	UF	69,182,555	CLP	55,845,532	13,337,023	06-01-2023
Scotiabank Chile	Flow interest rate on bonds	UF	51,120,767	CLP	48,801,052	2,319,715	03-15-2030
Scotiabank Chile	Flow interest rate and exchange rate on bonds	UF	16,322,595	USD	16,611,145	(288,550)	06-01-2025
Scotiabank Chile	Flow interest rate and exchange rate on bonds	UF	10,102,729	EUR	8,904,818	1,197,911	06-02-2025

As of December 31, 2021
Entity	Nature of risks covered	Assets		Liabilities		Fair value of net asset (liabilities)	Maturity
		Currency	Amount	Currency	Amount	Amount
			ThCh$		ThCh$	ThCh$
Banco Santander - Chile	Flow interest rate on bonds	UF	97,057,334	CLP	86,696,081	10,361,253	08-10-2023
Banco Santander - Chile	Flow interest rate on bonds	UF	93,491,832	CLP	83,779,363	9,712,469	06-01-2023
Scotiabank Chile	Flow interest rate on bonds	UF	62,695,477	CLP	55,848,021	6,847,456	06-01-2023
Scotiabank Chile	Flow interest rate and exchange rate on bonds	UF	14,695,305	USD	18,024,146	(3,328,841)	06-01-2025
Scotiabank Chile	Flow interest rate and exchange rate on bonds	UF	9,095,477	EUR	10,249,175	(1,153,698)	06-02-2025

Disclosure Of Fair Value Of Financial Instruments Recorded At Fair Value Consolidated Statement Of Financial Position [Text Block]
The fair value of financial instruments recorded at fair value in the Consolidated Financial Statements, is detailed as follows:

As of December 31, 2022	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	421,051	-	421,051	-
Marketable securities and investments in other companies	11,956,585	11,956,585	-	-
Derivatives designated as hedges	70,334,601	-	70,334,601	-
Total other financial assets	82,712,237	11,956,585	70,755,652	-
Derivative financial instruments	3,753,264	-	3,753,264	-
Derivatives designated as hedges	13,789,496	-	13,789,496	-
Total financial derivative liabilities	17,542,760	-	17,542,760	-

As of December 31, 2021	Recorded fair value	Fair value hierarchy
		level 1	level 2	level 3
	ThCh$	ThCh$	ThCh$	ThCh$
Derivative financial instruments	9,838,420	-	9,838,420	-
Marketable securities and investments in other companies	14,013,076	14,013,076	-	-
Derivatives designated as hedges	31,252,095	-	31,252,095	-
Total other financial assets	55,103,591	14,013,076	41,090,515	-
Derivative financial instruments	411,954	-	411,954	-
Derivatives designated as hedges	8,813,456	-	8,813,456	-
Total financial derivative liabilities	9,225,410	-	9,225,410	-